Supplement dated April 3, 2009 to the prospectus dated May 1, 2008 of Seligman
 Asset Allocation Series, Inc. (the "Series"), on behalf of its Seligman Asset
  Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Moderate
                      Growth Fund (each a "Seligman Fund")

At a Special Meeting of Shareholders scheduled to be held on June 2, 2009, shareholders who owned shares of a Seligman Fund on April 3, 2009 will vote on the merger of that Seligman Fund into a RiverSource Fund as shown below:


                         Proposed to be merged into the RiverSource Fund named below
Seligman Fund:           (together, the "RiverSource Funds"):
---------------------------------------------------------------------------------------
Seligman Asset           RiverSource Portfolio Builder Total Equity Fund, a fund that
Allocation Aggressive    seeks to provide the highest level of total return that is
Growth Fund              consistent with an acceptable level of risk.

---------------------------------------------------------------------------------------
Seligman Asset           RiverSource Portfolio Builder Moderate Aggressive Fund, a fund
Allocation Balanced      that seeks to provide the highest level of total return that
Fund                     is consistent with an acceptable level of risk.

---------------------------------------------------------------------------------------
Seligman Asset           RiverSource Portfolio Builder Total Equity Fund, a fund that
Allocation Growth Fund   seeks to provide the highest level of total return that is consistent with an acceptable level of risk.
---------------------------------------------------------------------------------------
Seligman Asset           RiverSource Portfolio Builder Aggressive Fund, a fund that
Allocation Moderate      seeks to provide the highest level of total return that is
Growth Fund              consistent with an acceptable level of risk.
---------------------------------------------------------------------------------------


For more information about the RiverSource Funds, please call 1-888-791-3380 for a prospectus.